Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,760,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,071.66
Total Offset Amount	0.00
Net Fee	1,071.66
Narrative - Max Aggregate Offering Price	$ 7,760,000.00
Final Prospectus	true